Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Inventories
Current portion: - Consumables and supplies	$ 4,114	¥ 27,612	¥ 27,718
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	11,502	77,194	71,758
Total current and non-current inventories	15,616	104,806	99,476
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	4,114	27,612	27,718
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	$ 11,502	¥ 77,194	¥ 71,758